RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Summary Of Right of Use Asset (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	$ 867
Additions	395
Balance at September 30, 2021	1,262
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	975
Additions	614
Balance at September 30, 2021	1,589
Accumulated Amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1, 2021	(108)
Additions	(219)
Balance at September 30, 2021	$ (327)